Long-Term Debt - $300,000 Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC (Details) - CTBC, 2024 Senior Secured Term Loan Facility [Member] $ in Thousands		3 Months Ended	6 Months Ended
	Aug. 07, 2024 USD ($) Installment	Sep. 30, 2024 Tranche	Jun. 30, 2026 USD ($)
Long-Term Debt [Abstract]
Face amount	$ 300,000
Number of tranches drawn (in Tranche) | Tranche		3
Maturity date		Sep. 30, 2030
Frequency of periodic payment			quarterly
Balloon payment	$ 60,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	SOFR [Member]
Margin on variable rate	1.85%
Outstanding balance			$ 216,000
Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment	12
Periodic installment payment	$ 12,000
Frequency of periodic payment			quarterly
Debt Redemption Period, Two [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment	4
Periodic installment payment	$ 10,000
Frequency of periodic payment			quarterly
Debt Redemption Period, Three [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment	4
Periodic installment payment	$ 8,000
Frequency of periodic payment			quarterly
Debt Redemption Period, Four [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment	4
Periodic installment payment	$ 6,000
Frequency of periodic payment			quarterly
Sale and Leaseback Agreements - CMBFL [Member]
Long-Term Debt [Abstract]
Debt extinguishment amount			$ 54,000